Income taxes - Changes in valuation allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income taxes
Balance, beginning of the year	$ 3,583
Additions to valuation allowance	3,428	$ 3,583
Balance, end of the year	$ 7,011	$ 3,583